MATTHEWS INTERNATIONAL FUNDS
Matthews Pacific Tiger Fund
Matthews Korea Fund
Matthews Dragon Century China Fund
Class A Shares

Supplement dated August 13, 1998
to Prospectus dated December 31, 1997

All information relating to purchases, exchanges and redemption of shares, as set forth in the Prospectus on the first page, the account application and in the sections entitled "PROSPECTUS SUMMARY," "EXPENSE INFORMATION," "PURCHASE OF SHARES," "EXCHANGE OF SHARES," "REDEMPTION OF SHARES AND REDEMPTION FEE" and "SHAREHOLDER SERVICES" is hereby amended as follows:

Effective September 1, 1998:

* The minimum initial investment for regular accounts increases from $1,000 to $2,500. Subsequent investments will continue to be accepted in minimum amounts of $250.

* The minimum initial investment for IRA, 401(k) and 403(b)(7) plans and other retirement plans increases from $250 to $500.
Subsequent investments to retirement accounts will continue to be accepted in minimum amounts of $50.

* The redemption fee imposed on redemptions made within 90 days of purchase increases from 1% to 2%.

The following paragraphs supplement the information contained in the section of the Prospectus entitled "MANAGEMENT OF THE FUNDS -
The Investment Advisor."

Effective June 3, 1998, Matthews International Capital Management, LLC (the "Advisor"), the investment advisor to the Matthews International Funds (the "Company"), has entered into a Purchase Agreement pursuant to which William Hambrecht, the co-founder and former Chairman of the investment bank Hambrecht & Quist, has acquired a 24.9% interest in the Advisor with a warrant to purchase additional interests in the Advisor. If the warrant is exercised, Mr. Hambrecht's ownership interest in the Advisor will increase to 30.4%.

The warrant, if exercised by Mr. Hambrecht, would cause a change in control of the Advisor. Under the Investment Company Act of 1940, this would cause an automatic termination of the advisory agreement between the Advisor and the Company. In order to allow Mr. Hambrecht to exercise the warrant and at the same time allow the Advisor to continue to advise the Funds, the Board of Trustees of the Company and the shareholders of each Fund must approve a new advisory agreement with the Advisor to take effect upon the exercise of the warrant. Currently, there are no changes anticipated in the investment approach of the Advisor as a result of Mr. Hambrecht's acquisition. A proxy statement describing Mr. Hambrecht's acquisition in greater detail and seeking shareholder approval of a new advisory agreement in the event Mr. Hambrecht exercises the warrant is expected to be sent to each Fund's shareholders in the near future.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE.

See reverse side for additional information.




The following paragraph supplements the information contained in the section of the Prospectus entitled "ADMINISTRATION OF THE
FUNDS - The Administrator, Fund Accounting and Pricing Agent":

              Effective February 23, 1998, substantially all of the assets of FPS Services, Inc. were acquired by First Data Investor Services Group, Inc. ("Investor Services Group") pursuant to an Asset Purchase Agreement. Investor Services Group, a wholly-owned subsidiary of First Data Corporation, has its principal business address at 4400 Computer Drive, Westboro, MA 01581. All references to FPS Services, Inc. or FPS in the Prospectus are hereby replaced with "Investor Services Group."



































INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE.

See reverse side for additional information.


MATTHEWS INTERNATIONAL FUNDS
Matthews Pacific Tiger Fund
Matthews Asian Convertible Securities Fund
Matthews Korea Fund
Matthews Dragon Century China Fund
Class I Shares

Supplement dated August 13, 1998
to Prospectus dated December 31, 1997

All information relating to purchases, exchanges and redemption of shares, as set forth in the
Prospectus on the first page, the account application and in the sections entitled "PROSPECTUS
SUMMARY," "EXPENSE INFORMATION," "PURCHASE OF SHARES," "EXCHANGE OF SHARES," "REDEMPTION OF SHARES AND REDEMPTION FEE" and "SHAREHOLDER SERVICES" is hereby amended as follows:

Effective September 1, 1998:

* The minimum initial investment for regular accounts increases from $1,000 to $2,500. Subsequent investments will continue to be accepted in minimum amounts of $250.

* The minimum initial investment for IRA, 401(k) and 403(b)(7) plans and other retirement plans increases from $250 to $500.  Subsequent investments to retirement
accounts will continue to be accepted in minimum amounts of $50.

* The redemption fee imposed on redemptions made within 90 days of purchase increases from 1% to 2%.

The following paragraphs supplement the information contained in the section of the Prospectus
entitled "MANAGEMENT OF THE FUNDS - The Investment Advisor."

Effective June 3, 1998, Matthews International Capital Management, LLC
 (the "Advisor"),
the investment advisor to the Matthews International Funds (the "Company"), has entered into a
Purchase Agreement pursuant to which William Hambrecht, the co-founder and former Chairman
of the investment bank Hambrecht & Quist, has acquired a 24.9% interest in the Advisor with a
warrant to purchase additional interests in the Advisor.  If the warrant is exercised, Mr.
Hambrecht's ownership interest in the Advisor will increase to 30.4%.

The warrant, if exercised by Mr. Hambrecht, would cause a change in control of the
Advisor.  Under the Investment Company Act of 1940, this would cause an automatic termination
of the advisory agreement between the Advisor and the Company.
  In order to allow Mr.
Hambrecht to exercise the warrant and at the same time allow the
 Advisor to continue to advise the
Funds, the Board of Trustees of the Company and the shareholders of each Fund must approve a
new advisory agreement with the Advisor to take effect upon the exercise of the warrant.
Currently, there are no changes anticipated in the investment approach of the Advisor as a result of
Mr. Hambrecht's acquisition.  A proxy statement describing Mr. Hambrecht's acquisition in greater
detail and seeking shareholder approval of a new advisory agreement in the event Mr. Hambrecht
exercises the warrant is expected to be sent to each Fund's shareholders in the near future.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE.

See reverse side for additional information.



The following paragraph supplements the information contained in the section of the Prospectus
entitled "ADMINISTRATION OF THE FUNDS - The Administrator,
 Fund Accounting and
Pricing Agent":

Effective February 23, 1998, substantially all of the assets of
 FPS Services, Inc. were
acquired by First Data Investor Services Group, Inc.
 ("Investor Services Group") pursuant to an Asset Purchase Agreement. Investor Services Group,
 a wholly-owned subsidiary of First Data
Corporation, has its principal business address at 4400 Computer Drive,
 Westboro, MA 01581.  All
references to FPS Services, Inc. or FPS in the Prospectus are hereby replaced with "Investor
Services Group."


































INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE.

See reverse side for additional information.